Property and Equipment - Summary of Reconciliation Changes in Property Plant and Equipment Explanatory (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning of Period	$ 5,563	$ 6,156
Additions other than through business combinations, property, plant and equipment	2,286	2,792
Amortization Property Plant And Equipment	(3,220)	(3,385)
Balance at End of Period	4,629	5,563
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning of Period	3,492	4,525
Additions other than through business combinations, property, plant and equipment	2,102	1,160
Amortization Property Plant And Equipment	(2,250)	(2,193)
Balance at End of Period	3,344	3,492
Furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning of Period	619	515
Additions other than through business combinations, property, plant and equipment	3	370
Amortization Property Plant And Equipment	(299)	(266)
Balance at End of Period	323	619
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning of Period	49	132
Additions other than through business combinations, property, plant and equipment	28	40
Amortization Property Plant And Equipment	(35)	(123)
Balance at End of Period	42	49
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning of Period	1,120	714
Additions other than through business combinations, property, plant and equipment	10	1,042
Amortization Property Plant And Equipment	(364)	(636)
Balance at End of Period	766	1,120
Computer software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning of Period	283	270
Additions other than through business combinations, property, plant and equipment	143	180
Amortization Property Plant And Equipment	(272)	(167)
Balance at End of Period	$ 154	$ 283